INCOME TAXES (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jan. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense	$ 242,000	$ 0
Current income tax expense	0
Deferred income tax expense	242,000	0
Tax at statutory rate on income before income taxes	100,000
Other reconciliations	142,000
Built-in-gains tax associated to properties			145,800,000
Corporate tax rate		40.00%
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits, beginning balance	26,300,000	26,300,000
Additions (reductions) based on prior years' tax positions	0	(760,000)
Additions (reductions) based on current year tax positions	0	0
Unrecognized tax benefits, ending balance	$ 26,300,000	$ 25,540,000